Other receivables, prepayments and deposits	12 Months Ended
Dec. 31, 2022
Other receivables, prepayments and deposits
Other receivables, prepayments and deposits

7. Other receivables, prepayments and deposits

Other receivables, prepayments and deposits consisted of the following:

	December 31,
	2022	2021

	(in US$’000)
Dividend receivables (Note 22)	26,246	46,387
Prepayments	22,329	14,128
Value-added tax receivables	1,491	16,616
Deposits	1,214	1,255
Amounts due from related parties (Note 23(ii))	998	1,149
Others	1,936	1,506
	54,214	81,041

No allowance for credit losses has been made for other receivables, prepayments and deposits for the years ended December 31, 2022 and 2021.